Inventories (Details) - Schedule of Cost of Inventories Recognized as Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cost Of Inventories Recognized As Expense Abstract
Cost of goods sold	$ 42,126	$ 7,266,283	$ 16,790,457
Cost of services	19,934,023	6,805,619	9,678,205
Total	$ 19,976,149	$ 14,071,902	$ 26,468,662